Note 2 - Summary of Significant Accounting Policies (Details) - Computation of Basic and Diluted Net Loss Per Share (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net loss	$ (2,830,047)	$ (8,622,393)
Less: Net loss allocated to participating securities	12,503	170,052
Net loss attributable to stockholders	(2,817,544)	(8,452,341)
Preferred stock dividend	(153,305)	(174,342)
Preferred deemed dividend	(875,304)	(362,903)
	(3,846,153)	(8,989,586)
	$ (3,846,153)	$ (8,989,586)
Denominator:
Weighted-average shares outstanding (in Shares)	69,477,915	19,791,045
Weighted-average unvested restricted shares outstanding (in Shares)	(306,958)	(390,321)
Denominator for basic calculation (in Shares)	69,170,957	19,400,724
Basic net loss per share attributable to common stockholders (in Dollars per share)	$ (0.06)	$ (0.46)
Denominator:
Denominator for diluted net loss per share (in Shares)	69,170,957	19,400,724
Diluted net loss per share attributable to common stockholders (in Dollars per share)	$ (0.06)	$ (0.46)